Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Net Income (Loss)	$ (9,586,182)	$ (4,177,050)
Accumulated Deficit	(13,684,789)	(4,098,612)
Cash and Cash Equivalents	326,603	147,364	795,914
Direct costs	1,336,874	1,249,522
Revenues	7,296,401	8,809,668
Research and development, expense recognition within first two years	50.00%
Research and development, expense recognition after two years	50.00%
Provision for Doubtful Accounts	215,346
As Previously Reported [Member]
Summary Of Significant Accounting Policies [Line Items]
Net Income (Loss)		0
Accumulated Deficit		(4,491,740)
Derivative Liabilities
Summary Of Significant Accounting Policies [Line Items]
Warrants classified as derivative liabilities	95,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Rapid pay discount rate	88.00%	88.00%
Extended collection periods	5 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Rapid pay discount rate	40.00%	40.00%
Extended collection periods	45 days
Physician Direct Sales Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	1.00%
Physician Direct Sales Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%
Distributor Direct Sales Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	30.00%
Distributor Direct Sales Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%
Physician Managed Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	45.00%
Physician Managed Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%
Hybrid Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	24.00%
Hybrid Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%
Physician Managed and Hybrid model
Summary Of Significant Accounting Policies [Line Items]
Amount of invoice issued but not recognized as revenue or accounts receivable	13,100,000	16,200,000
Direct costs	1,308,371	1,249,522
Revenues	4,427,828	4,799,260
Unbilled Contracts Receivable	$ 34,400,000
Computer Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives	5 years
Computer Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives	3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives	7 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives	5 years
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives	15 years
Patents | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	20 years
Patents | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	15 years
Internally Developed Software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	5 years
Internally Developed Software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	3 years